Taxation (Details) - Schedule of Loss Before Provision for Income Taxes	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Loss Before Provision for Income Taxes [Abstract]
PRC	¥ (17,599,574)	$ (2,469,491)	¥ (23,476,531)
Foreign	(2,386,953)	(334,926)	(2,715,165)
Loss before income tax expense	¥ (19,986,527)	$ (2,804,417)	¥ (26,191,696)